Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table is a summary of our contractual obligations at December 31, 2023 that are due in each of the next five years and thereafter.

	2024	2025	2026	2027	2028	THERE- AFTER	TOTAL
Commitments for property, plant and equipment and intangible assets	2,043	1,513	599	316	246	1,041	5,758
Purchase obligations	619	513	537	314	219	820	3,022
Planned acquisition of OUTFRONT Media Inc.	410	—	—	—	—	—	410
Leases committed not yet commenced	2	6	—	—	—	—	8
Total	3,074	2,032	1,136	630	465	1,861	9,198